Intangible (Details) - Schedule of intangible assets - Exploration and evaluation assets [member] - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Cost [Member]
Cost
Beginning balance		S/ 110,319	S/ 100,389
Additions		8,891	5,224
Disposals		(54)	(1)
Transfers		64	4,707
Ending balance		119,220	110,319
Accumulated amortization [member]
Cost
Beginning balance		27,210	19,554
Additions		8,101	7,656
Disposals		(54)
Ending balance		35,257	27,210
Impairment of assets [Member]
Cost
Beginning balance	[1]	33,469	33,469
Ending balance	[1]	33,469	33,469
Net Carrying Value
Net Value		50,494	49,640
IT applications [Member] | Cost [Member]
Cost
Beginning balance		34,271	25,145
Additions		7,152	4,954
Disposals			(1)
Transfers			4,173
Ending balance		41,423	34,271
IT applications [Member] | Accumulated amortization [member]
Cost
Beginning balance		13,344	9,176
Additions		4,681	4,168
Disposals
Ending balance		18,025	13,344
IT applications [Member] | Impairment of assets [Member]
Cost
Beginning balance	[1]
Ending balance	[1]
Net Carrying Value
Net Value		23,398	20,927
Finite life intangible [Member] | Cost [Member]
Cost
Beginning balance	[2]	24,543	24,543
Additions	[2]
Disposals	[2]
Transfers	[2]
Ending balance	[2]	24,543	24,543
Finite life intangible [Member] | Accumulated amortization [member]
Cost
Beginning balance	[2]	5,710	3,256
Additions	[2]	2,455	2,454
Disposals	[2]
Ending balance	[2]	8,165	5,710
Finite life intangible [Member] | Impairment of assets [Member]
Cost
Beginning balance	[1],[2]
Ending balance	[1],[2]
Net Carrying Value
Net Value	[2]	16,378	18,833
Indefinite life intangible [Member] | Cost [Member]
Cost
Beginning balance	[2]	1,975	1,975
Additions	[2]
Disposals	[2]
Transfers	[2]
Ending balance	[2]	1,975	1,975
Indefinite life intangible [Member] | Accumulated amortization [member]
Cost
Beginning balance	[2]	71	71
Additions	[2]
Disposals	[2]
Ending balance	[2]	71	71
Indefinite life intangible [Member] | Impairment of assets [Member]
Cost
Beginning balance	[1],[2]
Ending balance	[1],[2]
Net Carrying Value
Net Value	[2]	1,904	1,904
Exploration cost and mining evaluation [Member] | Cost [Member]
Cost
Beginning balance	[1]	49,530	48,726
Additions	[1]	1,739	270
Disposals	[1]	(54)
Transfers	[1]	64	534
Ending balance	[1]	51,279	49,530
Exploration cost and mining evaluation [Member] | Accumulated amortization [member]
Cost
Beginning balance	[1]	8,085	7,051
Additions	[1]	965	1,034
Disposals	[1]	(54)
Ending balance	[1]	8,996	8,085
Exploration cost and mining evaluation [Member] | Impairment of assets [Member]
Cost
Beginning balance	[1]	33,469	33,469
Ending balance	[1]	33,469	33,469
Net Carrying Value
Net Value	[1]	S/ 8,814	S/ 7,976

[1]	As of December 31, 2021 and 2020, the exploration and evaluation assets include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.
[2]	During the year 2018, the Group acquired brand and other intangibles for an amount of S/25,152,000 from a third party, which were recorded using the acquisition method reflecting their fair values at the acquisition date.